Summary of Credit Impaired Loans Acquired through Merger (Detail) (Commercial Real Estate and Commercial Loans, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Commercial Real Estate and Commercial Loans
Financing Receivable, Impaired [Line Items]
Contractually required payments receivable	$ 1,259	$ 1,408
Nonaccretable difference
Cash flows expected to be collected	1,259	1,408
Accretable yield
Fair value of purchased credit impaired loans acquired	$ 1,259	$ 1,408